Impairment	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Impairment

26.	Impairment

Statement of income	2023	2022	2021
Impairment (losses) reversals	(2,680)	(1,315)	3,190
Exploratory assets	(364)	−	−
Impairment on equity-accounted investments	(2)	(6)	383
Net effect within the statement of income	(3,046)	(1,321)	3,573
Losses	(3,307)	(1,640)	(654)
Reversals	261	319	4,227

Statement of financial position	2023	2022	2021
Property, plant and equipment	(2,783)	(1,163)	3,414
Intangible assets	(364)	(1)	1
Assets classified as held for sale	103	(151)	(225)
Investiments	(2)	(6)	383
Net effect within the statement of financial position	(3,046)	(1,321)	3,573

The Company annually tests its assets for impairment or when there is an indication that their carrying amount may not be recoverable, or that there may be a reversal of impairment losses recognized in previous years.

On November 23, 2023, management concluded and approved its Strategic Plan 2024-2028, considering a complete update of economic assumptions, as well as its project portfolio and estimates of reserve volumes.

The oil and gas production estimated in the scope of this plan indicates a continuous growth focused on the development of projects that generate higher value, with an increase in the participation of assets in the pre-salt layer, which present lower lifting costs. During this period, 14 new production systems are expected to enter into operation, all of which to be allocated to deep and ultra-deep water projects.

26.1.	Impairment of property, plant and equipment and intangible assets

Asset or CGU by nature (1)	Carrying amount before impairment testing	Recoverable amount (2)	Impairment (losses) / reversals (3)	Business segment	Comments
					2023
Producing properties relating to oil and gas activities in Brazil (several CGUs)	8,332	6,108	(2,217)	E&P	Item (a1)
Second refining unit in RNEST	943	455	(486)	RT&M	Item (b1)
Oil and gas exploratory assets (several CGUs)	371	−	(364)	E&P	Item (c)
Others			(80)	Several
Total			(3,147)
					2022
Producing properties relating to oil and gas activities in Brazil (several CGUs)	8,307	7,747	(628)	E&P	Item (a2)
Oil and gas production and drilling equipment in Brazil (several CGUs)	486	7	(478)	E&P	Item (d1)
Itaboraí utilities	919	777	(142)	G&LCE	Item (d)
Second refining unit in RNEST	792	882	89	RT&M	Item (b2)
Others			(5)	Several
Total			(1,164)
					2021
Producing properties relating to oil and gas activities in Brazil (several CGUs)	23,734	36,396	3,373	E&P	Item (a3)
Oil and gas production and drilling equipment in Brazil (several CGUs)	250	−	(250)	E&P	Item (d2)
Second refining unit in RNEST	404	767	359	RT&M	Item (b3)
Others			(67)	Several
Total			3,415
(1) It only refers to CGUs or assets which presented impairment losses or reversals in the period.
(2) The recoverable amounts of assets for impairment computation were their value in use, unless otherwise indicated.
(3) Impairment losses and reversals are calculated individually for each CGU. However, there are certain line items of this table which represent several CGUs. Thus, as impairment reversals are limited to pre-impairment carrying amounts less subsequent depreciation or amortization recognized, the "Impairment (losses) / reversals" of the line items representing several CGUs may not represent a direct relation between "Carrying amount" and "Recoverable Amount".

In assessing the recoverable amount of property, plant and equipment and intangible assets, individually or grouped in CGUs, the Company bases its cash flow projections on:

•	the estimated useful life of the asset or assets grouped into the CGU, based on the expected use of those assets, considering the Company’s maintenance policy;
•	assumptions and financial forecasts approved by management for the period corresponding to the expected life cycle of each different business; and
•	discount rates derived from the Company’s post-tax weighted average cost of capital (WACC), adjusted by specific risk-premiums in case of projects postponed for an extended period, or by specific country-risks, in case of assets abroad. The use of post-tax discount rates in determining value in use does not result in different recoverable amounts if pre-tax discount rates had been used.

The cash flow projections used to measure the value in use of the CGUs, at December 31, 2023, were mainly based on the following updated assumptions for average Brent prices and Brazilian real/U.S. dollar average exchange rates:

Strategic Plan 2024-2028	2024	2025	2026	2027	2028	Long term Average
Average Brent (US$/barrel)	80	78	75	73	70	65
Average Brazilian Real (excluding inflation) - Real /U.S. dollar exchange rate	5.05	5.04	5.03	4.98	4.90	4.65

At December 31, 2022, average Brent prices and Brazilian real/U.S. dollar average exchange rates used were:

Strategic Plan 2023-2027	2023	2024	2025	2026	2027	Long term Average
Average Brent (US$/barrel)	85	80	75	70	65	55
Average Brazilian Real (excluding inflation) - Real /U.S. dollar exchange rate	5.02	5.00	5.00	4.97	4.88	4.76

At December 31, 2021, average Brent prices and Brazilian real/U.S. dollar average exchange rates used were:

Strategic Plan 2022-2026	2022	2023	2024	2025	2026	Long term Average
Average Brent (US$/barrel)	72	65	60	55	55	55
Average Brazilian Real (excluding inflation) - Real /U.S. dollar exchange rate	5.40	5.33	5.19	5.15	5.14	5.08

Post-tax discount rates, excluding inflation, applied in the tests which presented the main impairment losses and reversals for the period were:

Activity	12.31.2023	12.31.2022
Producing properties relating to oil and gas activities in Brazil	7.6% p.a.	7.3% p.a.
RT&M in Brazil – postponed projects	7.0% p.a.	7.1% p.a.

In 2023, the main changes in the CGUs were:

•	inclusion of the Manjuba and Espadim fields in the CGU North Cluster (in the E&P segment), since these new producing fields had their technical and economic feasibility demonstrated in 2023. Now, CGU North Cluster comprises the Marlim, Voador, Albacora, Manjuba and Espadim fields and their production facilities; creation of the CGU Raia Cluster, composed of the Raia Manta and Raia Pintada fields, resulting from the Evaluation Plan for the Discoveries of Pão-de-Açúcar, Seat and Gávea (block BM-C-33); extinction of UGC Uruguá Cluster, formed by the Uruguá and Tambaú fields, due to the signing of an agreement for the sale of Petrobras' entire interests in these fields; extinction of the CGUs P-33 platform and SC-106 drilling rig, due to disposal of these assets. As of December 31, 2023, the Uruguá cluster and P-33 platform are classified as held for sale; and
•	return of the LUBNOR refinery to CGU Downstream (in the RT&M segment), due to the cancellation of its disposal.

Additional information on key assumptions for impairment testing and on CGU definitions is presented in note 4.2.2.

Information on the main impairment losses of property, plant and equipment and intangible assets is presented as follows:

a1) Producing properties in Brazil – 2023

Impairment losses on producing properties in Brazil amount to US$ 2,217, mainly in Roncador field (US$ 2,004), due to the revision of the production curve, in the Strategic Plan 2024-2028, arising from below-expected performance of its wells observed in 2023, due to the interruption of production in some wells and to the accelerated decline of production due to the increase in the percentage of water in other wells.

a2) Producing properties in Brazil – 2022

Impairment losses on producing properties in Brazil amount to US$ 628, mainly in Roncador field (US$ 518), reflecting the revision of abandonment costs and of the recovery of areas, as well as changes in operational efficiency estimates, which had a negative effect over production curves of this field.

a3) Producing properties in Brazil – 2021

Impairment reversals on producing properties in Brazil amount to US$ 3,373, most of it related to CGUs of producing properties, reflecting the revision on the key assumptions of the Strategic Plan 2022-2026, mainly the increase in average Brent prices.

b1) Second refining unit of RNEST – 2023

In 2023, the Company recognized a US$ 486 loss on this asset, mainly due to: (i) the review of the scope for the implementation of logistics infrastructure, with an increase in necessary investments; and (ii) the revision of the assumptions of the Strategic Plan 2024-2028, resulting in an increase in operational costs.

b2) Second refining unit of RNEST – 2022

The cash flows to measure the value in use of the second refining unit of RNEST considers operational optimization and the margins for the refining segment estimated in the Strategic Plan 2023-2027, triggering impairment reversals in the amount of US$ 89.

b3) Second refining unit of RNEST – 2021

The cash flows to measure the value in use of the second refining unit of RNEST took into account the decision to resume the works, according to the Strategic Plan 2022-2026, triggering impairment reversals in the amount of US$ 359.

c) Oil and gas exploratory assets

The assessment carried out on exploratory assets located in the pre-salt layer of the Campos basin (blocks C-M-210, C-M-277, C-M-344, C-M-346, C-M-411 and C-M-413) resulted in the recognition of a US$ 364 loss, due to the economic unfeasibility of projects in the phase of production development. In October 2023, the Company’s management approved the full and voluntary return of these blocks to the ANP.

d1) Oil and gas production and drilling equipment in Brazil - 2022

Impairment losses of US$ 478 relates to equipment and structures in the E&P segment, mainly due to the decision to cease the use of platforms P-18, P-19, P-20, P-35 and P-47 in the Marlim field, leading to the recognition of losses in the amount of US$ 402.

d2) Oil and gas production and drilling equipment in Brazil - 2021

Impairment losses of US$ 250 relates to equipment and structures in the E&P segment, mainly due to the decision to cease the use of platforms P-26 and P-33 in the Marlim field, leading to the recognition of losses in the amount of US$ 210.

e) Itaboraí utilities - 2022

The postponement of the beginning of operations of the Natural Gas Processing Unit (UPGN) of the Gaslub plant in Itaboraí, in the state of Rio de Janeiro, due to the termination of the agreement with the contractor responsible for the works, impacted revenue estimate, resulting in the recognition of a US$ 142 impairment loss.

26.1.1.	Assets most sensitive to future impairment

Whenever the recoverable amount of an asset or CGU falls below the carrying amount, an impairment loss is recognized to reduce the carrying amount to the recoverable amount. The following table presents the assets and CGUs most sensitive to future impairment losses, presenting recoverable amounts close to their current carrying amounts.

The analysis presented as follows considers CGUs with estimated impairment losses or reversals if there was a 10% reduction or increase in their recoverable amounts, arising from changes in material assumptions:

Potential impairment losses - 10% reduction in the recoverable amount	Business segment	Carrying amount	Recoverable amount	Sensitivity
Assets with impairment losses
Producing properties relating to oil and gas activities in Brazil (CGU Roncador)	E&P	5,863	5,277	(586)
Second refining unit of RNEST	RT&M	455	409	(46)
Itaboraí utilities	G&LCE	924	832	(92)
		7,242	6,518	(724)

Potential impairment reversals - 10% increase in the recoverable amount	Business segment	Carrying amount	Recoverable amount	Sensitivity (1)
Assets with impairment losses
Producing properties relating to oil and gas activities in Brazil (CGU Roncador)	E&P	5,863	6,449	586
Second refining unit of RNEST	RT&M	455	501	46
Itaboraí utilities	G&LCE	924	1,016	92
		7,242	7,966	724
(1) When calculating a 10% increase in the recoverable amount, the amount of impairment to be reversed is limited to the accumulated impairment of the CGU or to their recoverable amounts, whichever is lower.

Accounting policy for impairment of property, plant and equipment and intangible assets

Property, plant and equipment and intangible assets are assessed for impairment at the smallest identifiable group that generates largely independent cash inflows from other assets or groups of assets (CGU). Note 4.2 presents detailed information about the Company’s CGUs.

Assets related to development and production of oil and gas assets (fields or clusters) that have indefinite useful lives, such as goodwill, are tested for impairment at least annually, irrespective of whether there is any indication of impairment.

Considering the existing synergies between the Company’s assets and businesses, as well as the expectation of the use of its assets for their remaining useful lives, value in use is generally used by the Company for impairment testing purposes. When specifically indicated, the Company assesses differences between its assumptions and assumptions that would be used by market participants in the determination of the fair value of an asset or CGU.

Reversal of previously recognized impairment losses may occur for assets other than goodwill.

26.2.	Assets classified as held for sale

Asset or CGU by nature (1)	Carrying amount before impairment testing	Recoverable amount (2)	Impairment (losses) / reversals (3)	Business segment
				2023
Producing properties relating to oil and gas activities	230	334	103	E&P
Others			1	Several
Total			104
				2022
Producing properties relating to oil and gas activities	376	300	(116)	E&P
Refinery and associated logistics assets	77	34	(44)	RT&M
Others			9	Several
Total			(151)
				2021
Thermoelectric power plants	91	12	(79)	G&LCE
Investments in associates and joint ventures	107	44	(67)	G&LCE
Oil and gas production and drilling equipment	47	−	(46)	E&P
Refinery and associated logistics assets	255	218	(37)	RT&M
Others			4	Several
Total			(225)
(1) It only refers to assets or groups of assets which presented impairment losses or reversals in the period.
(2) The recoverable amounts of assets for impairment computation were their fair value.
(3) Impairment losses and reversals are calculated individually for each CGU. However, certain line items of this table may represent several CGUs. Thus, as impairment reversals are limited to pre-impairment carrying amounts less subsequent depreciation or amortization recognized, the "Impairment (losses) / reversals" of each line item may not represent a direct relation between "Carrying amount" and "Recoverable Amount".

In 2023, the Company recognized reversals on assets held for sale in the amount of US$ 104 arising from the assessment at the fair value of assets, net of disposal expenses, mainly arising from the approval for the disposal of Uruguá Cluster (US$ 103).

In 2022, the Company recognized losses on assets held for sale in the amount of US$ 151, arising from the assessment at the fair value of assets, net of disposal expenses, mainly:

i.	producing properties relating to oil and gas activities – a US$ 116 impairment loss, due to the revision of abandonment costs and of the recovery of areas of several concessions in clusters Golfinho (a US$ 72 impairment loss), Pescada (a US$ 29 impairment loss) and Camarupim (a US$ 15 impairment loss); and
ii.	refinery and associated logistics assets: approval for the disposal of LUBNOR refinery, in the state of Ceará, resulting in the recognition of a US$ 44 impairment loss.

In 2021, the Company recognized losses on assets held for sale, in the amount of US$ 225, arising from the assessment at the fair value of assets, net of disposal expenses, mainly due to:

i.	Camaçari power plants – following the closing of the sale of thermoelectric power plants Arembepe, Muryci and Bahia 1, located in Camaçari, in the state of Bahia, these assets were measured at fair value net of selling expenses, and a US$ 79 impairment loss was accounted for in the second quarter of 2021;
ii.	Breitener Energética S.A – following the sale of this company, in the state of Amazonas, Petrobras recognized a US$ 67 loss;
iii.	Oil and gas production and drilling equipment in Brazil: approval for the disposal of P-32 platform, resulting in the recognition of US$ 46 losses; and
iv.	Refineries and associated logistics assets: following the approval for the sale of refinery Isaac Sabbá (REMAN), in the state of Amazonas, a US$ 12 impairment loss was recognized, and of the refinery Shale Industrialization Unit (SIX), in the state of Paraná, a US$ 25 impairment loss was recognized.

The accounting policy for assets and liabilities held for sale is set out in note 31.

26.3.	Investments in associates and joint ventures (including goodwill)

Value in use is generally used for impairment test of investments in associates and joint ventures (including goodwill). The basis for estimates of cash flow projections includes: projections covering a period of 5 to 12 years, zero-growth rate perpetuity, budgets, forecasts and assumptions approved by management and a post-tax discount rate derived from the WACC or the Capital Asset Pricing Model (CAPM) models, specific for each case.

Accounting policy for impairment of associates and joint ventures

Investments in associates and joint ventures are tested individually for impairment. When performing impairment testing of an equity-accounted investment, goodwill, if it exists, is also considered part of the carrying amount to be compared to the recoverable amount.

Except when specifically indicated, value in use is generally used by the Company for impairment testing purposes in proportion to the Company’s interests in the present value of future cash flow projections via dividends and other distributions.

26.3.1.	Investment in publicly traded associates

Braskem S.A.

Braskem’s shares are publicly traded on stock exchanges in Brazil and abroad. As of December 31, 2023, the quoted market value of the Company’s investment in Braskem was US$ 1,294 based on the quoted values of both Petrobras’ interest in Braskem’s common stock (47% of the outstanding shares), and preferred stock (22% of the outstanding shares, see note 30.4). However, there is extremely limited trading of the common shares, since non-signatories of the shareholders’ agreement hold only approximately 3% of the common shares.

Given the operational relationship between Petrobras and Braskem, the recoverable amount of the investment for impairment testing purposes was determined based on value in use, considering future cash flow projections and the manner in which the Company can derive value from this investment via dividends and other distributions to arrive at its value in use. As the recoverable amount was higher than the carrying amount, no impairment losses were recognized for this investment.

Cash flow projections to determine the value in use of Braskem were based on estimated prices of feedstock and petrochemical products reflecting international trends on prices, petrochemical products sales volume estimates reflecting projected Brazilian and global G.D.P. growth, post-tax discount rate (excluding inflation) of 6.7% p.a., (WACC), and decreases in the EBITDA margin during the growth cycle of the petrochemical industry in the next years and increases in the long-term. Estimated exchange rates and Brent prices are the same as those set out in note 26.1.